Trust Account and Fair Value Measurement (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis	Dec. 31, 2022 USD ($)
Quoted Price in Active Markets (Level 1) [Member]
Assets:
Total	$ 304,675,000
Quoted Price in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Total	304,675,000
Carrying Value [Member]
Assets:
Total	304,675,000
Carrying Value [Member] | Money Market Funds [Member]
Assets:
Total	$ 304,675,000